Retained Earnings - Summary of Retained Earnings (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Miscellaneous equity [abstract]
Legal reserve	₩ 782,249	₩ 782,249
Voluntary reserves	4,651,362	4,651,362
Unappropriated retained earnings	6,721,809	6,157,305
Total	₩ 12,155,420	₩ 11,590,916